LEASE LIABILITIES - Amounts recognized in the consolidated statement of loss and comprehensive income (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES.
Amortization expense on right of use assets	€ 806	€ 579
Interest expense on lease liabilities	123	65
Total amount recognized in the income statement	€ 929	€ 644